STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

13. STOCKHOLDERS’ EQUITY

Common Stock

As of April 30, 2020 (date of incorporation), the Company had 100,000,000 shares of common stock, with a par value of $0.0001, authorized and available to issue for purposes of satisfying any future transactions. No other class of stock has been authorized or is available for issuance.

Effective September 15, 2021, the Company authorized a 2-for-1 stock split, with 200,000,000 shares authorized and available, with a par value of $0.00005, to issue for purposes of satisfying any future transactions. Effective November 25, 2024, the Company authorized a 1-for-4 reverse stock split, with 200,000,000 shares authorized and available to issue for purposes of satisfying any future transactions. The par value is now $0.0002.

For the three months ended March 31, 2025, the Company issued 714,133 shares of common stock as follows:

a)	11,692 shares with accredited investors in exchange for cash of $152,000 at an average of $13.00 per share. 7,692 of the shares were issued with warrants and deemed as equity, as described in Note 14.
b)	250,000 warrants exercised, for 62,500 shares in exchange for cash of $296,875.
c)	22,154 shares issued through a crowdfunding campaign with other investors in exchange for net cash of $268,753, at an average of $12.13 per share after offering costs.
d)	84,874 shares issued with employees or consultants via stock awards, recognized as compensation expense, fair valued at $13.00 per share, for a total of $1,103,362, based on the price per stock issued to investors for cash during the three months ended March 31, 2025.
e)	532,913 shares issued with a consultant via stock awards, recognized as deferred offering costs, fair valued at $13.00 per share, for a total of $6,927,869, based on the price per stock issued to investors for cash.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)